SIGNIFICANT ACCOUNTING POLICIES - Schedule of Deferred Income (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Deferred Sale Inducement Cost [Line Items]
Sales inducement assets and unearned revenue	$ 404
As Previously Reported
Deferred Sale Inducement Cost [Line Items]
Sales inducement assets and unearned revenue	404
Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Deferred Sale Inducement Cost [Line Items]
Sales inducement assets and unearned revenue	0
Protection Solutions
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	648
Protection Solutions | As Previously Reported
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	483
Protection Solutions | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	165
GMxB Legacy
Deferred Sale Inducement Cost [Line Items]
Sales inducement assets and unearned revenue	246	$ 200	$ 222
GMxB Legacy | Legacy Segment
Deferred Sale Inducement Cost [Line Items]
Sales inducement assets and unearned revenue	246
GMxB Legacy | Legacy Segment | As Previously Reported
Deferred Sale Inducement Cost [Line Items]
Sales inducement assets and unearned revenue	246
GMxB Legacy | Legacy Segment | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Deferred Sale Inducement Cost [Line Items]
Sales inducement assets and unearned revenue	0
GMxB Core
Deferred Sale Inducement Cost [Line Items]
Sales inducement assets and unearned revenue	158	$ 137	$ 147
GMxB Core | Individual Retirement
Deferred Sale Inducement Cost [Line Items]
Sales inducement assets and unearned revenue	158
GMxB Core | Individual Retirement | As Previously Reported
Deferred Sale Inducement Cost [Line Items]
Sales inducement assets and unearned revenue	158
GMxB Core | Individual Retirement | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Deferred Sale Inducement Cost [Line Items]
Sales inducement assets and unearned revenue	0
UL | Protection Solutions
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	60
UL | Protection Solutions | As Previously Reported
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	31
UL | Protection Solutions | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	29
VUL | Protection Solutions
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	565
VUL | Protection Solutions | As Previously Reported
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	438
VUL | Protection Solutions | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	127
IUL | Protection Solutions
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	23
IUL | Protection Solutions | As Previously Reported
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	14
IUL | Protection Solutions | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	$ 9